Average Annual Total Returns - International Growth Portfolio	International Growth Portfolio 1 Yr	International Growth Portfolio 5 Yr	International Growth Portfolio 10 Yr	MSCI EAFE® Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr		MSCI EAFE® Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr		MSCI EAFE® Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr		MSCI EAFE® Growth Index (Gross)(reflects no deduction for fees, expenses or taxes) 1 Yr		MSCI EAFE® Growth Index (Gross)(reflects no deduction for fees, expenses or taxes) 5 Yr		MSCI EAFE® Growth Index (Gross)(reflects no deduction for fees, expenses or taxes) 10 Yr		MSCI® All Country World (ex-US) Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr	MSCI® All Country World (ex-US) Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr	MSCI® All Country World (ex-US) Growth Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) International Large Cap Growth Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) International Large Cap Growth Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) International Large Cap Growth Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	17.91%	12.11%	7.39%	18.29%	[1]	10.50%	[1]	7.51%	[1]	18.68%	[1]	10.93%	[1]	7.91%	[1]	22.20%	11.97%	6.94%	18.19%	10.69%	6.95%

[1]	With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® EAFE (Europe-Australasia-Far East) Growth Index net of withholding taxes on reinvested dividends rather than the MSCI® EAFE (Europe-Australasia-Far East) Growth Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.